Pension and Other Postretirement Benefits	12 Months Ended
Dec. 31, 2017
Pension and Other Postretirement Benefits Cost (Reversal of Cost) [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]
8. PENSION AND OTHER POSTRETIREMENT BENEFIT COSTS
We maintain a qualified non-contributory defined benefit pension plan, non-qualified supplemental pension plans for eligible executive officers and other key employees, and other postretirement employee benefit plans. We also have a qualified defined contribution plan (Retirement K Savings Plan) for all eligible employees. The qualified defined benefit pension plan and Retirement K Savings Plan have plan assets, which are held in qualified trusts to fund retirement benefits.

Effective January 1, 2007 and 2010, the qualified defined benefit pension plans and postretirement benefits for non-union employees and union employees, respectively, were closed to new participants.

These plans were not available to employees of our non-utility subsidiaries. Non-union and union employees hired or re-hired after December 31, 2006 and 2009, respectively, and employees of NW Natural subsidiaries are provided an enhanced Retirement K Savings Plan benefit.

Effective December 31, 2012, the qualified defined benefit pension plans for non-union and union employees were merged into a single plan.

The following table provides a reconciliation of the changes in benefit obligations and fair value of plan assets, as applicable, for the pension and other postretirement benefit plans, excluding the Retirement K Savings Plan, and a summary of the funded status and amounts recognized in the consolidated balance sheets as of December 31:

	Postretirement Benefit Plans
	Pension Benefits		Other Benefits
In thousands	2017	2016	2017	2016
Reconciliation of change in benefit obligation:
Obligation at January 1	$457,839	$445,628	$29,395	$31,049
Service cost	7,090	7,083	341	391
Interest cost	18,111	18,399	1,141	1,175
Net actuarial (gain) loss	34,829	7,688	(213)	(1,488)
Benefits paid(1)	(31,580)	(20,959)	(1,737)	(1,732)
Obligation at December 31	$486,289	$457,839	$28,927	$29,395

Reconciliation of change in plan assets:
Fair value of plan assets at January 1	$257,714	$249,338	$—	$—
Actual return on plan assets	40,308	12,593	—	—
Employer contributions	21,483	16,742	1,737	1,732
Benefits paid(1)	(31,580)	(20,959)	(1,737)	(1,732)
Fair value of plan assets at December 31	$287,925	$257,714	$—	$—
Funded status at December 31	$(198,364)	$(200,125)	$(28,927)	$(29,395)

(1)
In 2017, we completed a partial buy-out of our qualified defined benefit pension plan in which $9.3 million of plan assets and $8.7 million liabilities were transferred to an insurer to provide annuities for buy-out plan participants.

Our qualified defined benefit pension plan has an aggregate benefit obligation of $449.7 million and $423.5 million at December 31, 2017 and 2016, respectively, and fair values of plan assets of $287.9 million and $257.7 million, respectively. The following table presents amounts realized through regulatory assets or in other comprehensive loss (income) for the years ended December 31:

	Regulatory Assets						Other Comprehensive Loss (Income)
	Pension Benefits			Other Postretirement Benefits			Pension Benefits
In thousands	2017	2016	2015	2017	2016	2015	2017	2016	2015
Net actuarial loss (gain)	$12,177	$14,005	$419	$(214)	$(1,488)	$2,724	$2,777	$(1,196)	$(2,549)
Settlement Loss	—	—	—	—	—	—	—	193	—
Amortization of:
Prior service cost	(127)	(230)	(230)	468	468	(197)	—	—	—
Actuarial loss	(14,802)	(13,238)	(16,372)	(696)	(705)	(554)	(946)	1,386	(2,236)
Total	$(2,752)	$537	$(16,183)	$(442)	$(1,725)	$1,973	$1,831	$383	$(4,785)

The following table presents amounts recognized in regulatory assets and accumulated other comprehensive loss (AOCL) at December 31:

	Regulatory Assets				AOCL
	Pension Benefits		Other Postretirement Benefits		Pension Benefits
In thousands	2017	2016	2017	2016	2017	2016
Prior service cost (credit)	$49	$176	$(2,206)	$(2,675)	$—	$1
Net actuarial loss	175,035	177,660	6,964	7,874	13,266	11,434
Total	$175,084	$177,836	$4,758	$5,199	$13,266	$11,435

The following table presents amounts recognized in AOCL and the changes in AOCL related to our non-qualified employee benefit plans:

	Year Ended December 31,
In thousands	2017	2016
Beginning balance	$(6,951)	$(7,162)
Amounts reclassified to AOCL	(2,794)	(1,196)
Amounts reclassified from AOCL:
Amortization of actuarial losses	946	1,386
Loss from plan settlement	—	193
Total reclassifications before tax	(1,848)	383
Tax expense (benefit)	361	(172)
Total reclassifications for the period	(1,487)	211
Ending balance	$(8,438)	$(6,951)

In 2018, an estimated $17.3 million will be amortized from regulatory assets to net periodic benefit costs, consisting of $17.7 million of actuarial losses, and $0.4 million of prior service credits. A total of $0.8 million will be amortized from AOCL to earnings related to actuarial losses in 2018.

Our assumed discount rate for the pension plan and other postretirement benefit plans was determined independently based on the Citigroup Above Median Curve (discount rate curve), which uses high quality corporate bonds rated AA- or higher by S&P or Aa3 or higher by Moody’s. The discount rate curve was applied to match the estimated cash flows in each of our plans to reflect the timing and amount of expected future benefit payments for these plans.

Our assumed expected long-term rate of return on plan assets for the qualified pension plan was developed using a weighted-average of the expected returns for the target asset portfolio. In developing the expected long-term rate of return assumption, consideration was given to the historical performance of each asset class in which the plan’s assets are invested and the target asset allocation for plan assets.

Our investment strategy and policies for qualified pension plan assets held in the retirement trust fund were approved by our Retirement Committee, which is composed of senior management with the assistance of an outside investment consultant. The policies set forth the guidelines and objectives governing the investment of plan assets. Plan assets are invested for total return with appropriate consideration for liquidity, portfolio risk, and return expectations. All investments are expected to satisfy the prudent investments rule under the Employee Retirement Income Security Act of 1974. The approved asset classes may include cash and short-term investments, fixed income, common stock and convertible securities, absolute and real return strategies, real estate, and investments in NW Natural securities. Plan assets may be invested in separately managed accounts or in commingled or mutual funds. Investment re-balancing takes place periodically as needed, or when significant cash flows occur, in order to maintain the allocation of assets within the stated target ranges. The retirement trust fund is not currently invested in NW Natural securities.

The following table presents the pension plan asset target allocation at December 31, 2017:

Asset Category	Target Allocation
U.S. large cap equity	29.3%
U.S. small/mid cap equity	6.9
Non-U.S. equity	28.0
Emerging markets equity	11.8
Long government/credit	17.5
High yield bonds	2.0
Emerging market debt	3.5
Real estate funds	1.0

Our non-qualified supplemental defined benefit plan obligations were $36.6 million and $34.3 million at December 31, 2017 and 2016, respectively. These plans are not subject to regulatory deferral, and the changes in actuarial gains and losses, prior service costs, and transition assets or obligations are recognized in AOCL, net of tax until they are amortized as a component of net periodic benefit cost. These are unfunded, non-qualified plans with no plan assets; however, we indirectly fund a significant portion of our obligations with company and trust-owned life insurance and other assets.

Our other postretirement benefit plans are unfunded plans but are subject to regulatory deferral. The actuarial gains and losses, prior service costs, and transition assets or obligations for these plans are recognized as a regulatory asset.

Net periodic benefit costs consist of service costs, interest costs, the amortization of actuarial gains and losses, and the expected returns on plan assets, which are based in part on a market-related valuation of assets. The market-related valuation reflects differences between expected returns and actual investment returns with the differences recognized over a three-year or less period from the year in which they occur, thereby reducing year-to-year net periodic benefit cost volatility.

The following table provides the components of net periodic benefit cost for our pension and other postretirement benefit plans for the years ended December 31:

	Pension Benefits			Other Postretirement Benefits
In thousands	2017	2016	2015	2017	2016	2015
Service cost	$7,090	$7,083	$8,267	$341	$391	$527
Interest cost	18,111	18,399	18,360	1,141	1,175	1,179
Expected return on plan assets	(20,433)	(20,054)	(20,676)	—	—	—
Amortization of prior service costs	127	231	231	(468)	(468)	197
Amortization of net actuarial loss	15,748	14,624	18,609	696	705	554
Settlement expense	—	193	—	—	—	—
Net periodic benefit cost	20,643	20,476	24,791	1,710	1,803	2,457
Amount allocated to construction	(6,597)	(5,746)	(6,834)	(587)	(600)	(808)
Amount deferred to regulatory balancing account(1)	(6,542)	(6,252)	(8,241)	—	—	—
Net amount charged to expense	$7,504	$8,478	$9,716	$1,123	$1,203	$1,649

(1)
The deferral of defined benefit pension plan expenses above or below the amount set in rates was approved by the OPUC, with recovery of these deferred amounts through the implementation of a balancing account. The balancing account includes the expectation of higher net periodic benefit costs than costs recovered in rates in the near-term with lower net periodic benefit costs than costs recovered in rates expected in future years. Deferred pension expense balances include accrued interest at the utility’s authorized rate of return, with the equity portion of the interest recognized when amounts are collected in rates.

Net periodic benefit costs are reduced by amounts capitalized to utility plant based on approximately 25% to 35% payroll overhead charge. In addition, a certain amount of net periodic benefit costs are recorded to the regulatory balancing account for pensions.
Net periodic pension cost less amounts charged to capital accounts and regulatory balancing accounts are expenses recognized in earnings.

The following table provides the assumptions used in measuring periodic benefit costs and benefit obligations for the years ended December 31:

	Pension Benefits			Other Postretirement Benefits
	2017	2016	2015	2017	2016	2015
Assumptions for net periodic benefit cost:
Weighted-average discount rate	3.99%	4.17%	3.82%	3.85%	4.00%	3.74%
Rate of increase in compensation	3.25-4.5%	3.25-4.5%	3.25-5.0%	n/a	n/a	n/a
Expected long-term rate of return	7.50%	7.50%	7.50%	n/a	n/a	n/a
Assumptions for year-end funded status:
Weighted-average discount rate	3.52%	4.00%	4.21%	3.44%	3.85%	4.00%
Rate of increase in compensation	3.25-4.5%	3.25-4.5%	3.25-4.5%	n/a	n/a	n/a
Expected long-term rate of return	7.50%	7.50%	7.50%	n/a	n/a	n/a

The assumed annual increase in health care cost trend rates used in measuring other postretirement benefits as of December 31, 2017 was 7.50%. These trend rates apply to both medical and prescription drugs. Medical costs and prescription drugs are assumed to decrease gradually each year to a rate of 4.75% by 2026.

Assumed health care cost trend rates can have a significant effect on the amounts reported for the health care plans; however, other postretirement benefit plans have a cap on the amount of costs reimbursable by us.

A one percentage point change in assumed health care cost trend rates would have the following effects:

In thousands	1% Increase	1% Decrease
Effect on net periodic postretirement health care benefit cost	$44	$(39)
Effect on the accumulated postretirement benefit obligation	478	(428)

We review mortality assumptions annually and will update for material changes as necessary. In 2017, our mortality rate assumptions were updated from RP-2006 mortality tables for employees and healthy annuitants with a fully generational projection using scale MP-2016 to corresponding RP-2006 mortality tables using scale MP-2017, which partially offset increases of our projected benefit obligation.

The following table provides information regarding employer contributions and benefit payments for the qualified pension plan, non-qualified pension plans, and other postretirement benefit plans for the years ended December 31, and estimated future contributions and payments:

In thousands	Pension Benefits	Other Benefits
Employer Contributions:
2016	$16,742	$1,732
2017	21,483	1,737
2018 (estimated)	17,710	1,835
Benefit Payments:
2015	35,923	2,018
2016	20,959	1,732
2017	31,580	1,737
Estimated Future Benefit Payments:
2018	22,679	1,835
2019	23,546	1,871
2020	24,542	1,861
2021	25,471	1,904
2022	26,095	1,886
2023-2027	145,065	9,261

Employer Contributions to Company-Sponsored Defined Benefit Pension Plans
We make contributions to our qualified defined benefit pension plans based on actuarial assumptions and estimates, tax regulations, and funding requirements under federal law. The Pension Protection Act of 2006 (the Act) established funding requirements for defined benefit plans. The Act establishes a 100% funding target over seven years for plan years beginning after December 31, 2008. In 2012 the Moving Ahead for Progress in the 21st Century Act (MAP-21) legislation changed several provisions affecting pension plans, including temporary funding relief and Pension Benefit Guaranty Corporation (PBGC) premium increases, which reduces the level of minimum required contributions in the near-term but generally increases contributions in the long-run and increases the operational costs of running a pension plan. In 2014, the Highway and Transportation Funding Act (HATFA) was signed and extends certain aspects of MAP-21 as well as modifies the phase-out periods for the limitations.

Our qualified defined benefit pension plan is currently underfunded by $161.7 million at December 31, 2017. Including the impacts of MAP-21 and HATFA, we made cash contributions totaling $19.4 million to our qualified defined benefit pension plan for 2017. During 2018, we expect to make contributions of approximately $15.5 million to this plan.

Multiemployer Pension Plan
In addition to the Company-sponsored defined benefit plans presented above, prior to 2014 we contributed to a multiemployer pension plan for our utility's union employees known as the Western States Office and Professional Employees International Union Pension Fund (Western States Plan). The plan's employer identification number is 94-6076144. Effective December 22, 2013, we withdrew from the plan, which was a noncash transaction. Vested participants will receive all benefits accrued through the date of withdrawal. As the plan was underfunded at the time of withdrawal, we were assessed a withdrawal liability of $8.3 million, plus interest, which requires NW Natural to pay $0.6 million each year to the plan for 20 years beginning in July 2014. The cost of the withdrawal liability was deferred to a regulatory account on the balance sheet.

We made payments of $0.6 million for 2017, and as of December 31, 2017 the liability balance was $7.1 million. For 2016 and 2015, contributions to the plan were $0.6 million and $0.6 million, respectively, which was approximately 4% to 5% of the total contributions to the plan by all employer participants in those years.

Defined Contribution Plan
The Retirement K Savings Plan is a qualified defined contribution plan under Internal Revenue Code Sections 401(a) and 401(k). Employer contributions totaled $5.4 million, $4.6 million, and $3.7 million for 2017, 2016, and 2015, respectively. The Retirement K Savings Plan includes an Employee Stock Ownership Plan.

Deferred Compensation Plans
The supplemental deferred compensation plans for eligible officers and senior managers are non-qualified plans. These plans are designed to enhance the retirement savings of employees and to assist them in strengthening their financial security by providing an incentive to save and invest regularly.

Fair Value
Below is a description of the valuation methodologies used for assets measured at fair value. In cases where the pension plan is invested through a collective trust fund or mutual fund, the fund's market value is utilized. Market values for investments directly owned are also utilized.

U.S. LARGE CAP EQUITY and U.S. SMALL/MID CAP EQUITY. These are Level 1 and non-published net asset value (NAV) assets. The Level 1 assets consist of directly held stocks and mutual funds with a readily determinable fair value, including a published NAV. The non-published NAV assets consist of commingled trusts where NAV is not published but the investment can be readily disposed of at NAV or market value. Directly held stocks are valued at the closing price reported in the active market on which the individual security is traded. Mutual funds and commingled trusts are valued at NAV and the unit price, respectively. This asset class includes investments primarily in U.S. common stocks.

NON-U.S. EQUITY. These are Level 1 and non-published NAV assets. The Level 1 assets consist of directly held stocks, and the non-published NAV assets consist of commingled trusts where the NAV/unit price is not published but the investment can be readily disposed of at the NAV/unit price. Directly held stocks are valued at the closing price reported in the active market on which the individual security is traded, and the commingled trusts are valued at unit price. This asset class includes investments primarily in foreign equity common stocks.

EMERGING MARKETS EQUITY. These are non-published NAV assets consisting of an open-end mutual fund where the NAV price is not published but the investment can be readily disposed of at the NAV, and a commingled trust where the investment can be readily disposed of at unit price. This asset class includes investments primarily in common stocks in emerging markets.

FIXED INCOME. These are non-published NAV assets consisting of a commingled trust, valued at unit price, where unit price is not published, but the investment can be readily disposed of at the unit price. This asset class includes investments primarily in investment grade debt and fixed income securities.

LONG GOVERNMENT/CREDIT. These are non-published NAV and Level 2 assets. The non-published NAV assets include commingled trusts, valued at unit price, where unit price is not published, but the investment can be readily disposed of at the unit price. The Level 2 assets consist of directly held fixed-income securities, with readily determinable fair values, whose values are determined by closing prices if available and by matrix prices for illiquid securities. This asset class includes long duration fixed income investments primarily in U.S. treasuries, U.S. government agencies, municipal securities, mortgage-backed securities, asset-backed securities, as well as U.S. and international investment-grade corporate bonds.

HIGH YIELD BONDS. These are non-published NAV assets, consisting of a limited partnership and a commingled trust where the valuation is not published but the investment can be readily disposed of at market value, valued at NAV or unit price, respectively. This asset class includes investments primarily in high yield bonds.

EMERGING MARKET DEBT. This is a non-published NAV asset consisting of a commingled trust with a readily determinable fair value, where unit price is not published, but the investment can be readily disposed of at the unit price. This asset class includes investments primarily in emerging market debt.

REAL ESTATE. These are Level 1 and non-published NAV assets. The Level 1 asset is a mutual fund with a readily determinable fair value, including a published NAV. The non-published NAV asset is a commingled trust with a readily determinable fair value, where unit price is not published, but the investment can be readily disposed of at the unit price. This asset class includes investments primarily in real estate investment trust (REIT) equity securities globally.

ABSOLUTE RETURN STRATEGY. This is a non-published NAV asset consisting of a hedge fund of funds where the valuation is not published. This hedge fund of funds is winding down. Based on recent dispositions, we believe the remaining investment is fairly valued. The hedge fund of funds is valued at the weighted average value of investments in various hedge funds, which in turn are valued at the closing price of the underlying securities. This asset class primarily includes investments in common stocks and fixed income securities.

CASH AND CASH EQUIVALENTS. These are Level 1 and non-published NAV assets. The Level 1 assets consist of cash in U.S. dollars, which can be readily disposed of at face value. The non-published NAV assets represent mutual funds without published NAV's but the investment can be readily disposed of at the NAV. The mutual funds are valued at the NAV of the shares held by the plan at the valuation date.

The preceding valuation methods may produce a fair value calculation that is not indicative of net realizable value or reflective of future fair values. Although we believe these valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain investments could result in a different fair value measurement at the reporting date.

Investment securities are exposed to various financial risks including interest rate, market, and credit risks. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of our investment securities will occur in the near term and such changes could materially affect our investment account balances and the amounts reported as plan assets available for benefit payments.

The following table presents the fair value of plan assets, including outstanding receivables and liabilities, of the retirement trust fund:

In thousands	December 31, 2017
Investments	Level 1	Level 2	Level 3	Non-Published NAV(1)	Total
U.S. large cap equity	$—	$—	$—	$102,851	$102,851
U.S. small/mid cap equity	—	—	—	16,423	16,423
Non-U.S. equity	21,211	—	—	56,075	77,286
Emerging markets equity	—	—	—	28,743	28,743
Fixed income	—	—	—	2,781	2,781
Long government/credit	—	—	—	33,081	33,081
High yield bonds	—	—	—	2,777	2,777
Emerging market debt	—	—	—	12,605	12,605
Real estate	—	—	—	5,544	5,544
Absolute return strategy	—	—	—	189	189
Cash and cash equivalents	82	—	—	5,533	5,615
Total investments	$21,293	$—	$—	$266,602	$287,895

	December 31, 2016
Investments	Level 1	Level 2	Level 3	Non-Published NAV(1)	Total
U.S. large cap equity	$49,841	$—	$—	$5,655	$55,496
U.S. small/mid cap equity	18,629	—	—	10,232	28,861
Non-U.S. equity	22,404	—	—	25,346	47,750
Emerging markets equity	—	—	—	13,457	13,457
Fixed income	—	—	—	6,719	6,719
Long government/credit	—	34,955	—	17,960	52,915
High yield bonds	—	—	—	14,072	14,072
Emerging market debt	—	—	—	8,504	8,504
Real estate	17,857	—	—	882	18,739
Absolute return strategy	—	—	—	3,111	3,111
Cash and cash equivalents	$9	$—	$—	$2,482	$2,491
Total investments	$108,740	$34,955	$—	$108,420	$252,115

				December 31,
				2017	2016
Receivables:
Accrued interest and dividend income				$30	$451
Due from broker for securities sold				—	5,170
Total receivables				$30	$5,621
Liabilities:
Due to broker for securities purchased				$—	$22
Total investment in retirement trust				$287,925	$257,714

(1)
The fair value for these investments is determined using Net Asset Value per share (NAV) as of December 31, as a practical expedient, and therefore they are not classified within the fair value hierarchy. These investments primarily consist of institutional investment products, for which the NAV is generally not publicly available.